DEBT (Tables)	9 Months Ended
Sep. 30, 2021
DEBT
Schedule of components of convertible notes and bridge notes of non-cash transaction

Write off of derivative liability relating to the Convertible Notes	$2,644,000
Extinguishment of Convertible Notes principal	5,486,199
Accrued and unpaid interest on the Convertible Notes	1,257,066
Accumulated amortization on debt issuance costs	33,035
Loss on extinguishment of Convertible Notes	260,185
Write off of debt issuance costs	(27,573)
Write off of derivative liability relating to the Bridge Notes	2,031,300
Extinguishment of Bridge Notes principal	4,000,000
Accrued and unpaid interest on the Bridge Notes	717,646
Gain on extinguishment of Bridge Notes	(9,514)
Total conversion of Convertible Notes and Bridge Notes into common stock	$16,392,344